Brandes U.S. Value ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 97.5%
Communication Services – 7.0%
Alphabet, Inc., Class C ......................................................... 24,473 $ 4,091,641
Comcast Corp., Class A ........................................................ 106,842 4,462,790
Omnicom Group, Inc. .......................................................... 37,910 3,919,515
12,473,946
Consumer Discretionary – 4.4%
AutoZone, Inc.* ............................................................... 838 2,639,733
LKQ Corp. ................................................................... 41,218 1,645,423
Mohawk Industries, Inc.* ........................................................ 22,065 3,545,404
7,830,560
Consumer Staples – 3.5%
Ingredion, Inc. ................................................................ 24,809 3,409,501
Kenvue , Inc. ................................................................. 117,405 2,715,578
6,125,079
Energy – 7.8%
Chevron Corp. ................................................................ 38,277 5,637,054
Halliburton Co. ............................................................... 126,087 3,662,827
Schlumberger NV ............................................................. 41,851 1,755,650
World Kinect Corp. ............................................................ 89,753 2,774,265
13,829,796
Financials – 28.3%
American International Group, Inc. ................................................ 38,848 2,844,839
Arch Capital Group Ltd.* ........................................................ 27,320 3,056,562
Bank of America Corp. ......................................................... 112,233 4,453,405
Bank of New York Mellon Corp. (The) ............................................. 45,717 3,285,224
Berkshire Hathaway, Inc., Class B* ............................................... 3,787 1,743,005
Citigroup, Inc. ................................................................ 63,268 3,960,577
Fiserv, Inc.* .................................................................. 29,913 5,373,870
JPMorgan Chase & Co. ........................................................ 16,459 3,470,545
OneMain Holdings, Inc. ......................................................... 34,226 1,611,018
PNC Financial Services Group, Inc. (The) .......................................... 22,856 4,224,932
State Street Corp. ............................................................. 24,530 2,170,169
Truist Financial Corp. .......................................................... 42,369 1,812,122
W R Berkley Corp. ............................................................ 57,703 3,273,491
Wells Fargo & Co. ............................................................. 83,402 4,711,379
Willis Towers Watson PLC ...................................................... 14,218 4,187,627
50,178,765
Health Care – 19.2%
Cardinal Health, Inc. ........................................................... 24,139 2,667,842
Cigna Group (The) ............................................................ 11,708 4,056,120
CVS Health Corp. ............................................................. 38,747 2,436,411
HCA Healthcare, Inc. ........................................................... 9,116 3,705,016
Johnson & Johnson ............................................................ 15,887 2,574,647
Labcorp Holdings, Inc. ......................................................... 11,451 2,559,069
McKesson Corp. .............................................................. 9,195 4,546,192
Merck & Co., Inc. .............................................................. 36,237 4,115,074
Pfizer, Inc. ................................................................... 123,230 3,566,276
Sanofi SA, ADR ............................................................... 68,038 3,921,030
34,147,677

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Industrials – 12.7%
Emerson Electric Co. .......................................................... 29,543 $ 3,231,118
FedEx Corp. ................................................................. 13,939 3,814,826
Gates Industrial Corp. PLC* ..................................................... 114,502 2,009,510
General Dynamics Corp. ........................................................ 5,880 1,776,936
Johnson Controls International PLC ............................................... 34,060 2,643,397
Knight-Swift Transportation Holdings, Inc. .......................................... 34,913 1,883,556
SS&C Technologies Holdings, Inc. ................................................ 46,026 3,415,589
Textron, Inc. .................................................................. 43,485 3,851,901
22,626,833
Information Technology – 10.9%
Amdocs Ltd. ................................................................. 51,419 4,498,134
Cisco Systems, Inc. ............................................................ 33,798 1,798,729
Cognizant Technology Solutions Corp., Class A ...................................... 49,131 3,791,931
Flex Ltd.* .................................................................... 125,700 4,202,151
Micron Technology, Inc. ......................................................... 24,332 2,523,472
Open Text Corp. .............................................................. 34,564 1,150,290
Qorvo , Inc.* .................................................................. 13,660 1,411,078
19,375,785
Materials – 2.3%
Corteva , Inc. ................................................................. 68,071 4,001,894
Utilities – 1.4%
Entergy Corp. ................................................................ 18,786 2,472,425
Total Common Stocks (Cost $156,269,976) ....................................................... 173,062,760
Money Market Funds – 2.5%
JP Morgan US Treasury Plus Money Market Fund, 4.81%(a)
(Cost $4,423,997) ........................................................... 4,423,997 4,423,997
Total Investments – 100.0%
(Cost $160,693,973) ......................................................................... $ 177,486,757
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 86,408
Net Assets – 100.0% .......................................................................... $ 177,573,165
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company